Key Management Compensation (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Compensation for Key Management Recognized in Total Comprehensive Income (Loss)

The compensation for key management recognized in total comprehensive income in respect of employee services is summarized in the table below. Key management includes our directors and senior vice presidents.

(CAD$ in millions)	2017	2016
Salaries, bonuses, director fees and other short term benefits	$16	$14
Post-employment benefits	5	6
Share option compensation expense (Note 23(c))	7	8
Compensation expense related to Units (Note 23(d))	52	85

	$80	$113